Property, Plant and Equipment, Net of Accumulated Depreciation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net of Accumulated Depreciation
Property, plant and equipment, net of accumulated depreciation consisted of the following (in millions):

	March 31, 2023	December 31, 2022
LNG terminal
Terminal	$16,262	$16,240
Construction-in-process	113	114
Accumulated depreciation	(2,690)	(2,553)

Total LNG terminal, net of accumulated depreciation	13,685	13,801
Fixed assets
Fixed assets	19	19
Accumulated depreciation	(15)	(15)

Total fixed assets, net of accumulated depreciation	4	4

Property, plant and equipment, net of accumulated depreciation	$13,689	$13,805

Property, plant and equipment, net of accumulated depreciation consisted of the following (in millions):

	December 31,
	2022	2021
LNG terminal
Terminal	$16,240	$13,751
Construction-in-process (1)	114	2,699
Accumulated depreciation	(2,553)	(2,021)

Total LNG terminal, net of accumulated depreciation	13,801	14,429
Fixed assets
Fixed assets	19	19
Accumulated depreciation	(15)	(15)

Total fixed assets, net of accumulated depreciation	4	4

Property, plant and equipment, net of accumulated depreciation	$13,805	$14,433

(1)
In October 2022, we completed construction of the third marine berth at the Sabine Pass LNG Terminal for a total cost of $576 million and upon completion, we conveyed the property, plant and equipment associated with the third berth to SPLNG.

Schedule of Depreciation and Offsets to LNG Terminal Costs
The following table shows depreciation expense and offsets to LNG terminal costs (in millions):

	Three Months Ended March 31,
	2023	2022
Depreciation expense	$137	$129
Offsets to LNG terminal costs (1)	—	148

(1)
We recognize offsets to LNG terminal costs related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the respective Trains of the Liquefaction Project during the testing phase for its construction.

The following table shows depreciation expense and offsets to LNG terminal costs (in millions):

	Year Ended December 31,
	2022	2021	2020
Depreciation expense	$534	$463	$460
Offsets to LNG terminal costs (1)	148	105	—

(1)
We recognize offsets to LNG terminal costs related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the respective Trains of the Liquefaction Project during the testing phase for its construction.

Property Plant and Equipment Estimated Useful Lives
LNG terminal costs related to the Liquefaction Project
are
depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives. The identifiable components of the Liquefaction Project have depreciable lives between 6 and 50 years, as follows:

Components	Useful life (years)
Water pipelines	30
Liquefaction processing equipment	6-50
Other	10-30